Note 24 - Discontinued Operations - Results of Disposal (Details) $ in Thousands, € in Millions, £ in Millions	Dec. 18, 2019 CAD ($)	Dec. 18, 2019 EUR (€)	Nov. 29, 2019 CAD ($)	Nov. 29, 2019 GBP (£)	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Carrying value of net liabilities disposed					$ 1,711,121	$ 1,871,491	$ 1,443,837
Carrying value of goodwill disposed					(272,691)	(339,921)
Carrying value of intangible assets disposed					$ (370,958)	$ (472,656)	$ (401,926)
Disposition of Hudson U.K. [member]
Statement Line Items [Line Items]
Proceeds from sale			$ 2,500	£ 1.5
Disposition of Hudson U.K. [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Proceeds from sale			2,518
Carrying value of net liabilities disposed			74,570
Carrying value of goodwill disposed			(13,355)
Carrying value of intangible assets disposed			(8,544)
Reclassification of foreign currency translation reserve			(11,610)
Net gain on sale of U.K. operations			$ 43,579
Disposition of Just Energy Ireland [member]
Statement Line Items [Line Items]
Proceeds from sale	$ 1,000	€ 0.6
Disposition of Just Energy Ireland [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Proceeds from sale	649
Carrying value of net liabilities disposed	910
Net gain on sale of U.K. operations	$ 1,559